Subsequent Events	12 Months Ended
Jun. 30, 2012
Subsequent Events

20. Subsequent Events

On July 2, 2012, STA Holdings granted 127,541 Class B Series Three common shares pursuant to the EIP. The Company will recognize non-cash stock-based expense related to these grants during the quarter ending September 30, 2012. In addition, on July 2, 2012, 2,500 Class B Series Three common shares were put back to the Company pursuant to the liquidity provision of the EIP plan.

During July, August and September 2012, the Company entered into additional operating leases with six major financial institutions to lease approximately $29.7 million in replacement school vehicles for the upcoming 2012-2013 school year. The term of these leases is six years at effective fixed rates in the range of 2.8% to 4.6%. Annual lease payments on these additional leases will approximate $4.3 million per year for the term of the leases.

During July and August 2012, an additional $1.9 million of the Company’s 7.5% Convertible Debentures were converted into 368,931 shares of common stock.